Schedule of inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 780	$ 737
Work in progress	383	1,655
Finished goods	658	299
Inventories	$ 1,821	$ 2,691